U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

June 26, 2009

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Winslow Green Growth Fund and the Winslow Green Solutions Fund (the “Funds”), hereby submits Post-Effective Amendment No. 349 (“PEA 349”) and Amendment No. 350 to the Trust’s Registration Statement on Form N-1A.  The purpose of this filing is to reflect a new investment advisor and Rule 12b-1 Distribution Plan for the Funds.

The Trust anticipates submitting a request for accelerated effectiveness in the next two to three weeks seeking effectiveness in early August 2009.  The Trust intends to file a subsequent post-effective amendment to its Registration Statement on behalf of the Funds pursuant to Rule 485(b) of the 1933 Act, which filing will contain all missing exhibits.  That post-effective amendment will be filed simultaneously with the effectiveness of this PEA 349.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine Richards, Esq.
Secretary of the Trust

Enclosures